Consolidated Statements of Cash Flows - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (53)		$ (406)	$ 194
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(66)		479	(81)
Adjustments to reconcile net income (loss) to net cash provided by continuing operating activities:
Loss (gain) on disposal of assets and impairment charge	(1)		680	(1)
Non-cash unit based compensation expense	5		13	8
Cash flows from investing activities:
Capital expenditures	(154)		(439)	(491)
Cash flows from financing activities:
Cash and cash equivalents at beginning of period			48
Cash and cash equivalents at end of period			99	48
Successor [Member]
Cash flows from operating activities:
Net income (loss)	(53)		(406)	194
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(66)		479	(81)
Adjustments to reconcile net income (loss) to net cash provided by continuing operating activities:
Depreciation, amortization and accretion	31		126	103
Amortization of deferred financing fees	2		11	4
Loss (gain) on disposal of assets and impairment charge	0		155	1
Non-cash unit based compensation expense	1		13	8
Deferred income tax	65		(55)	15
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	310		(215)	(4)
Accounts receivable from affiliates	1		5	(11)
Inventories	97		(74)	24
Other assets	76		(66)	26
Accounts payable	(368)		265	46
Accounts payable to affiliates	(16)		94	(42)
Accrued liabilities	20		56	(33)
Other noncurrent liabilities	(6)		25	25
Net cash provided by continuing operating activities	94		413	275
Cash flows from investing activities:
Capital expenditures	(142)		(67)	(126)
Purchase of intangible assets	(13)		(50)	(61)
Redemption of marketable securities	0		0	0
Other acquisitions	0		0	(8)
Proceeds from disposal of property and equipment	9		9	4
Net cash used in investing activities	(720)		(279)	(1,077)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0		2,835	1,400
Payments on long-term debt	(82)		(808)	(242)
Revolver borrowings	1,137		2,811	1,471
Revolver repayments	(699)		(2,261)	(1,449)
Loan origination costs	(8)		(30)	(22)
Advances from (to) affiliates	(117)		255	221
Proceeds from issuance of common units, net of offering costs	405		71	899
Distributions to ETP	(8)		(50)	(204)
Other cash from financing activities, net	0		3	(1)
Distributions to unitholders	(10)		(386)	(120)
Net cash provided by financing activities	618		2,501	1,953
Cash Provided by (Used in) Operating Activities, Discontinued Operations	(226)		146	(162)
Cash Provided by (Used in) Investing Activities, Discontinued Operations	232		(2,735)	1,377
Change in cash included in current assets held for sale	1		5	14
Net Cash Provided by (Used in) Discontinued Operations	7		(2,584)	1,229
Net increase (decrease) in cash	(15)		51	(78)
Cash and cash equivalents at beginning of period	141		48	126
Cash and cash equivalents at end of period	126	$ 141	99	48
Supplemental disclosure of non-cash investing activities:
Push down accounting from ETP merger	624		0	0
Non-cash (distribution) contribution	22		0	(7)
Supplemental disclosure of non-cash financing activities:
Cancellation of promissory note with ETP	0		0	255
Increase in partners' equity related to ETP Merger	622		0	0
Equity issued to ETP and ETE	(212)		(255)	(1,008)
Supplemental disclosure of cash flow information:
Interest paid	8		141	60
Income taxes paid (refunded), net	2		(30)	51
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)		23
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Adjustments to reconcile net income (loss) to net cash provided by continuing operating activities:
Depreciation, amortization and accretion		10
Amortization of deferred financing fees		0
Loss (gain) on disposal of assets and impairment charge		0
Non-cash unit based compensation expense		5
Deferred income tax		0
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable		(4)
Accounts receivable from affiliates		(23)
Inventories		(11)
Other assets		(1)
Accounts payable		31
Accounts payable to affiliates		0
Accrued liabilities		2
Other noncurrent liabilities		1
Net cash provided by continuing operating activities		33
Cash flows from investing activities:
Capital expenditures		(89)
Purchase of intangible assets		(4)
Redemption of marketable securities		26
Other acquisitions		0
Proceeds from disposal of property and equipment		0
Net cash used in investing activities		(67)
Cash flows from financing activities:
Proceeds from issuance of long-term debt		0
Payments on long-term debt		(26)
Revolver borrowings		565
Revolver repayments		(477)
Loan origination costs		0
Advances from (to) affiliates		0
Proceeds from issuance of common units, net of offering costs		0
Distributions to ETP		0
Other cash from financing activities, net		0
Distributions to unitholders		(33)
Net cash provided by financing activities		29
Cash Provided by (Used in) Operating Activities, Discontinued Operations		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations		0
Change in cash included in current assets held for sale		0
Net Cash Provided by (Used in) Discontinued Operations		0
Net increase (decrease) in cash		(5)
Cash and cash equivalents at beginning of period	3	8
Cash and cash equivalents at end of period		3
Supplemental disclosure of non-cash investing activities:
Push down accounting from ETP merger		0
Non-cash (distribution) contribution		0
Supplemental disclosure of non-cash financing activities:
Cancellation of promissory note with ETP		0
Increase in partners' equity related to ETP Merger		0
Equity issued to ETP and ETE		0
Supplemental disclosure of cash flow information:
Interest paid		5
Income taxes paid (refunded), net		0
Emerge Energy Services L P [Member] | Successor [Member]
Cash flows from investing activities:
Payments to acquire business	0		(171)	0
Emerge Energy Services L P [Member] | Predecessor [Member]
Cash flows from investing activities:
Payments to acquire business		0
Alta East, Inc [Member] | Successor [Member]
Cash flows from investing activities:
Payments to acquire business	0		0	(57)
Alta East, Inc [Member] | Predecessor [Member]
Cash flows from investing activities:
Payments to acquire business		0
VIE [Member]
Cash flows from investing activities:
Payments to acquire business		0
VIE [Member] | Successor [Member]
Cash flows from investing activities:
Payments to acquire business	0		0	(54)
MACS [Member] | Successor [Member]
Cash flows from investing activities:
Payments to acquire business	(337)		0	0
MACS [Member] | Predecessor [Member]
Cash flows from investing activities:
Payments to acquire business		0
Aloha Petroleum Ltd [Member] | Successor [Member]
Cash flows from investing activities:
Payments to acquire business	(237)		0	0
Aloha Petroleum Ltd [Member] | Predecessor [Member]
Cash flows from investing activities:
Payments to acquire business		0
Sunoco Retail LLC [Member] | Successor [Member]
Cash flows from investing activities:
Payments to acquire business	0		0	(775)
Sunoco Retail LLC [Member] | Predecessor [Member]
Cash flows from investing activities:
Payments to acquire business		0
ETE [Member] | Successor [Member]
Cash flows from financing activities:
Proceeds from issuance of common units, net of offering costs	$ 0		$ 61	$ 0
ETE [Member] | Predecessor [Member]
Cash flows from financing activities:
Proceeds from issuance of common units, net of offering costs		$ 0